UNCOMPLETED CONTRACTS (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
UNCOMPLETED CONTRACTS (Details)
Deferred costs	$ 244,300	$ 0	$ 489,151
Estimated earnings		0
Deferred costs and estimated earnings	244,300	0
Add: billings to date	7,311	0
Deferred costs and costs and estimated earnings in excess of related billings on uncompleted contracts	$ 251,611	$ 0